UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	02/28/07

     The following Form N-Q relates only to Dreyfus Premier Equity Income Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Equity Income Fund
February 28, 2007 (Unaudited)

Common Stocks--91.8%	Shares	Value ($)

Consumer Discretionary--10.4%
CBS, Cl. B	300	9,105
Family Dollar Stores	200	5,794
General Motors	300	9,576
Genuine Parts	275	13,392
Harley-Davidson	100	6,590
Hasbro	300	8,487
J.C. Penney	100	8,111
McDonald's	300	13,116
McGraw-Hill Cos.	125	8,076
NIKE, Cl. B	100	10,447
Nordstrom	200	10,618
Snap-On	200	10,020
Staples	300	7,806
VF	175	13,967
Wolverine World Wide	200	5,550
		140,655
Consumer Staples--5.9%
Colgate-Palmolive	100	6,736
H.J. Heinz	175	8,027
Kellogg	100	4,992
Kraft Foods, Cl. A	403	12,864
Loews - Carolina Group	150	10,805
McCormick & Co.	225	8,615
PepsiCo	100	6,315
Procter & Gamble	100	6,349
Reynolds American	250	15,262
		79,965
Energy--10.3%
Chevron	300	20,583
ConocoPhillips	325	21,262
Exxon Mobil	575	41,216
Frontline	325	11,638
Hess	200	10,610
Marathon Oil	125	11,342
Overseas Shipholding Group	125	7,573
Valero Energy	150	8,647
W & T Offshore	200	6,004
		138,875
Financial--20.9%
Allstate	150	9,009
Bank of America	725	36,881
CapitalSource	300	7,737
Citigroup	525	26,460
Goldman Sachs Group	125	25,200
Hartford Financial Services Group	125	11,820
Host Hotels & Resorts	450	11,826
IndyMac Bancorp	100	3,433
JPMorgan Chase & Co.	650	32,110
MetLife	200	12,630
Moody's	125	8,090
New Century Financial	225	3,442
optionsXpress Holdings	275	6,383
People's Bank	200	8,878
Regions Financial	200	7,164

SLM	200	8,524
State Street	175	11,464
Unitrin	100	4,576
Ventas	200	9,166
Wachovia	275	15,227
Washington Mutual	325	14,001
Whitney Holding	200	6,344
		280,365
Health Care--11.8%
Abbott Laboratories	225	12,290
Aetna	300	13,281
Becton, Dickinson & Co.	100	7,599
Biovail	225	4,671
CIGNA	25	3,562
Humana	200 a	11,968
Johnson & Johnson	300	18,915
Manor Care	150	8,037
McKesson	325	18,122
Merck & Co.	600	26,496
Pfizer	625	15,600
Quest Diagnostics	125	6,377
UnitedHealth Group	250	13,050
		159,968
Industrial--8.7%
Equifax	100	3,872
General Dynamics	225	17,204
General Electric	800	27,936
Ingersoll-Rand, Cl. A	225	9,745
Lockheed Martin	200	19,456
Norfolk Southern	100	4,740
Pitney Bowes	325	15,506
Raytheon	350	18,742
		117,201
Information Technology--11.5%
Accenture, Cl. A	525	18,743
ADTRAN	300	6,909
Analog Devices	150	5,438
Applied Materials	575	10,678
FactSet Research Systems	100	6,086
Hewlett-Packard	375	14,767
Imation	175	7,282
Infosys Technologies, ADR	150	8,139
International Business Machines	100	9,301
Linear Technology	200	6,638
Maxim Integrated Products	150	4,912
Microchip Technology	275	9,790
Microsoft	625	17,606
Nokia, ADR	400	8,732
QUALCOMM	300	12,084
Texas Instruments	275	8,514
		155,619
Materials--3.3%
Ashland	100	6,558
Lyondell Chemical	325	10,355
Nucor	125	7,609
Phelps Dodge	75	9,368
Southern Copper	150	10,560
		44,450
Telecommunications--2.7%
AT & T	750	27,600
Bell Aliant Regional (Units)	23 a,b	0

Citizens Communications	600	9,042
		36,642
Utilities--6.3%
Alliant Energy	200	8,364
American Electric Power	300	13,458
Atmos Energy	375	11,820
Integrys Energy	100	5,574
OGE Energy	75	2,896
PG & E	275	12,766
Pinnacle West Capital	300	14,226
Puget Energy	200	4,934
Sempra Energy	50	3,002
UGI	300	7,833
		84,873
Total Common Stocks
(cost $1,123,656)		1,238,613

Other Investment--4.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $65,000)	65,000 [c]	65,000

Total Investments (cost $1,188,656)	96.6%	1,303,613
Cash and Receivables (Net)	3.4%	46,511
Net Assets	100.0%	1,350,124

ADR - American Depository Receipts
a Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, this security
	amounted to $0.00 or 0.0% of net assets.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 25, 2007

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940. (EX-99.CERT)